Financial Instruments (Contractual Maturities) (Details)	Dec. 31, 2015 USD ($)
Interest Rate Swap [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	$ 9,473,000
1-3 years	7,541,000
4-5 years	3,076,000
After 5 years	1,574,000
Total	21,664,000
Commodity Contract [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	3,099,000
1-3 years	843,000
4-5 years	0
After 5 years	0
Total	3,942,000
Foreign Exchange Contract [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	7,500,000
1-3 years	0
4-5 years	0
After 5 years	0
Total	$ 7,500,000